Provision for legal and administrative proceedings	12 Months Ended
Dec. 31, 2024
Provision For Legal And Administrative Proceedings
Provision for legal and administrative proceedings

24.	Provision for legal and administrative proceedings

The Company is an integral part in judicial and administrative proceedings in the civil, labor, social security, tax and regulatory spheres, which arise in the normal course of its business.

The provision is constituted based on the opinions of the Company's legal advisors and management, for amounts considered sufficient and adequate to cover losses and risks considered probable.

Situations where losses are considered probable and possible are recorded and disclosure, respectively, by their updated values, and those in which losses are considered remote are not disclosed.

The provision for judicial and administrative proceedings constituted, updated, is composed as follows:

	2024	2023

Provision for legal and administrative proceedings	1,564,293	1,410,299

Civil(a)	561,199	498,180
Labor(b)	209,098	212,929
Tax(c)	759,584	666,209
Regulatory(d)	34,412	32,981

The changes in the provision for judicial and administrative proceedings are summarized below:

	2023	Additions, net of reversals	Payments	Inflation adjustment	2024

	1,410,299	276,811	(318,796)	195,979	1,564,293

Civil(a)	498,180	109,424	(128,152)	81,747	561,199
Labor(b)	212,929	74,430	(114,624)	36,363	209,098
Tax(c)	666,209	91,507	(74,617)	76,485	759,584
Regulatory(d)	32,981	1,450	(1,403)	1,384	34,412

	December 2022	Additions, net of reversals	Payments	Inflation adjustment	December 2023

	1,112,156	323,018	(343,440)	318,568	1,410,299

Civil(a)	392,976	149,419	(206,297)	162,086	498,180
Labor(b)	214,450	77,225	(121,585)	42,839	212,929
Tax(c)	473,390	92,645	(11,671)	111,844	666,209
Regulatory(d)	31,340	3,729	(3,887)	1,799	32,981

	December 2021	Additions, net of reversals	Payments	Inflation adjustment	December 2022

	960,881	247,227	(242,597)	146,645	1,112,156

Civil(a)	309,019	130,164	(133,649)	87,442	392,976
Labor(b)	192,132	79,613	(84,165)	26,870	214,450
Tax(c)	429,951	35,978	(21,192)	28,653	473,390
Regulatory(d)	29,779	1,472	(3,591)	3,680	31,340

The Company is subject to several legal actions and administrative procedures proposed by consumers, suppliers, service providers and consumer protection agencies and treasury agencies, which deal with various matters that arise in the normal course of the entities’ business. The main processes are summarized below:

a.	Civil proceedings

a.1 Consumer lawsuits

The Company is a party in lawsuits related to various claims filed by consumers, in the judicial and administrative spheres. The aforementioned actions totaling R$ 148,429 (R$ 179,815 on December 31, 2023) refer mainly to lawsuits related to alleged improper collection, cancellation of contract, quality of services, unilateral contract amendment and undue negative entry.

a.2 Consumer Protection Agencies

TIM is a party to legal and administrative lawsuits filed by the Public Prosecutor's Office, Procon and other consumer protection agencies, arising from consumer complaints, in which, and among other topics, discusses: (i) alleged failures in the provision of network services; (ii) questions of quality in service; (iii) alleged violations of the SAC [customer service hotline] decree; (iv) alleged contractual violations; (v) alleged misleading advertising; and (vi) discussion of the collection of loyalty fines, in cases of robbery and theft of the device. The amount provisioned is equivalent to R$ 321,156 (R$ 258,578 on December 31, 2023).

TIM is a defendant in a Public Civil Action filed by the Public Ministry of the Federal District and Territories, in which alleged defects in the quality of service provision for users of the Infinity plan are discussed. The main amount of the conviction subject to the provision is R$ 50 million, of which R$ 167 million is monetarily restated as of December  31, 2024. TIM appealed against the decision to the Court, but the appeals were denied. Afterwards, Tim filed Extraordinary Appeals with the STF, which are still awaiting judgment.

a.3 Former trading partners

TIM is a defendant in lawsuits proposed by former trade partners claiming, among others, amounts on the basis of alleged non-compliance with agreements. The provisioned amount is R$ 51,519 (R$ 45,770 on December 31, 2023).

a.4 Other

TIM is a defendant in other actions of essentially non-consumer objects proposed by the most diverse agents from those described above, in which, among others, it is discussed: (i) share subscription; (ii) claims for civil liability indemnification; (iii) upon the alleged breach of the contract, the provisioned amounts are equivalent to R$ 21,019 (R$ 11,964 on December 31, 2023).

a.5 Social and environmental and infrastructure

The Company is a party to lawsuits involving various agents who discuss aspects related to licensing, among which environmental licensing and infrastructure licensing (installation/operation). The amounts provisioned are equivalent to R$ 1,574 (R$ 2,053 on December 31, 2023).

a.6 ANATEL

The Company is a party to lawsuits in front of ANATEL, in which it is discussed, among other topics: (i) debit related to the collection of 2% of revenues from Value - Added Services–VAS and interconnection; (ii) pro-rata inflation adjustment applied to the price proposal defined in the notice for the use of 4G frequencies; (iii) alleged non-compliance with service quality targets; and (iv) wholesale product reference offering models (ORPAs). The amounts provisioned are equivalent to R$ 17,502 (there is no provisioned amount corresponding to these lawsuits as of December 31, 2023.

b. Labor and social security lawsuits

These are processes involving several labor claims filed by both former employees, in relation to matters such as overtime, differences in variable remuneration and legal overcome in other contract funds, as well as by former employees of service providers, all of whom, taking advantage of the labor laws in force require it to keep the Company in compliance with labor obligations does not abide by contractors hired for that purpose. Regarding social security claims, the amounts refer to the legal difference in the levy of social security contributions discussed in the Judiciary Branch.

From the total of 1,569 labor claims on December 31, 2024 (1,833 on December 31, 2023) filed against the Company, the majority relate to claims involving former employees of service providers followed by lawsuits from employees of their own and social security lawsuits. The provisioned amount adjusted for inflation for these claims total R$ 209,098 (R$ 212,929 on December 31, 2023).

c. Tax proceedings

	2024	2023
Federal taxes	321,404	274,781
State taxes	357,011	307,898
Municipal taxes	10,216	9,711
TIM S.A. proceedings (Purchase price allocation)	70,953	73,819
	759,584	666,209

The total recorded provision is substantially composed of the following processes whose indicated values are estimated by the indices established by the federal government for late taxes, being linked to the variation in the SELIC rate.

Federal taxes

The provision for TIM S.A. supports 84 proceedings and is mainly composed of the following lawsuits:

(i)	The Company constituted a provision for a process aimed to collecting the pension contribution withheld at the rate of 11% to which, allegedly, payments made by the Company to other legal entities should have been submitted as remuneration for various activities. The provisioned amount adjusted for inflation is R$ 47,232 (R$ 44,917 on December 31, 2023).

(ii)	There is a provision for three lawsuits related to FUST/FUNTTEL and its resulting ancillary obligations. Of these, two cases stand out in which the dispute mainly revolves around the spontaneous reporting of the fine for the payment of the FUST. The amount relating to the fine and interest on the contribution to the FUST for the year 2009, where the voluntary reporting benefit is not being recognized, provisioned and adjusted for inflation, is R$ 18,142 (R$ 17,239 on December 31, 2023).

Additionally, in the second quarter of 2019, the Company supplemented the provision for the FUST process, which seeks the unconstitutionality and illegality of the collection of FUST. Lawsuit for the recognition of the right not to collect Fust, failing to include in its calculation base the revenues transferred by way of interconnection and EILD (Dedicated Line Industrial Exploitation), as well as the right not to suffer the retroactive collection of the differences determined due to not observing sum 7/2005 of ANATEL, in the amount of R$ 71,450 (R$ 68,084 on December 31, 2023).

(iii)	The Company made a provision for federal compensation processes arising from a repurchase carried out in 2006, for which the documentary support was not robust enough after appraisals carried out. The provisioned and updated value is R$ 65,772 (R$ 60,828 on December 31, 2023).

(iv)	Collection of IRPJ, PIS/COFINS, and CSLL debts resulting from non-approval or partial approval of offsets carried out by the Company. The provisioned and updated value is R$ 21,137 (R$ 20,173 on December 31, 2023).

State taxes

The provision for TIM S.A. supports 140 lawsuits and is mainly composed of the following matters:

(i)	amounts involved in the assessments claiming the reversal of ICMS debts, as well as documentary support for the verification of appropriated credits by the Company, whose restated provisioned amounts are equivalent to R$ 27,865 (R$ 39,219 on December 31, 2023).

(ii)	amounts allegedly not offered for taxation for the provision of telecommunications services, whose updated amount was R$ 100,133 (R$ 8,460 on December 31, 2023);

(iii)	collections due to alleged differences in both goods receipts and shipments, in a quantitative inventory count, whose restated amounts are equivalent to R$ 50,192 (R$ 47,178 on December 31, 2023);

(iv)	amounts allegedly improperly credited relating to CIAP credits, whose updated amounts are equivalent to R$ 48,751 (R$ 26,280 on December 31, 2023);

(v)	credits related to tax replacement operations, whose restated amounts total R$ 10,461 (R$ 11,260 on December 31, 2023).

(vi)	alleged non-collection or allegedly undue appropriation of credits related to the ICMS rate differential (DIFAL), whose updated amounts total R$ 15,005 (R$ 15,167 on December 31, 2023).

(vii)	charge on subscription fees without deductible, whose updated amounts is R$ 24,316 (R$ 35,176 on December 31, 2023).

(viii)	charge of special credit amounts was recognized, whose updated amounts is R$ 5,288 (R$ 34,820 on December 31, 2023).

Municipal taxes

It is also worth noting the amounts involved in the assessments that questions the withholding and collection of the ISS-source of third-party services without employment relationship, as well as the collection of its own ISS corresponding to services provided in co-billing whose restated amounts correspond to R$ 10,216 (R$ 9,711 on December 31, 2023).

PPA TIM S.A.

There are tax lawsuits arising from the acquisition of former Intelig (current TIM S.A.) due to the former parent company of the TIM Participações group, which comprise the process of allocating the acquisition price of the former Intelig and amount to R$ 70,953 (R$ 73,819 as of December 31, 2023).

d. Regulatory processes

ANATEL filed administrative proceedings against the Company for: (i) non-compliance with certain quality indicators; (ii) non-compliance with other obligations derived from the terms of authorization and; (iii) non-compliance with the SMP, SCM and STFC regulations, among others.

On December 31, 2024, the amount indicated for the procedures for the determination of non-compliance with obligations (“PADOs”), considering the inflation adjustment, classified with risk of probable loss is R$ 34,412 (R$ 32,981 on December 31, 2023).

e. Judicial and administrative proceedings whose losses are assessed as possible

The Company has actions of a civil, labor, tax and regulatory nature involving risks of loss classified by its legal advisers and the administration as possible, for which there is no provision for legal and administrative proceedings constituted, as the amounts below:

	2024	2023

	24,528,974	21,351,995

Civil (e.1)	1,598,166	1,512,495
Labor and Social Security (e.2)	378,286	400,827
Tax (e.3)	22,239,407	19,236,990
Regulatory (e.4)	313,115	201,683

Legal and administrative proceedings whose losses are assessed as possible and monitored by Management are disclosed at their updated values.

The main lawsuits with risk of loss classified as possible, are described below:

e.1. Civil

	2024	2023
Consumer lawsuits (e.1.1)	165,408	140,934
ANATEL (e.1.2)	364,264	350,187
Consumer protection bodies (e.1.3)	537,630	480,094
Former trading partners (e.1.4)	298,216	260,431
Social and environmental and infrastructure (e.1.5)	84,926	119,669
Other (e.1.6)	147,722	161,180
	1,598,166	1,512,495

e.1.1 Consumer lawsuits

They mainly refer to actions for alleged improper collection, cancellation of contract, quality of services, defects and failures in the delivery of devices and undue negative entry.

e.1.2 ANATEL

The Company is a party to lawsuits in front of ANATEL, in which it is discussed, among other matters: (i) debit related to the collection of 2% of revenues from Value - Added Services–VAS and interconnection; (ii) pro-rata inflation adjustment applied to the price proposal defined in the notice for the use of 4G frequencies; (iii) alleged non-compliance with service quality targets and (iv) wholesale product reference offering models (ORPAs).

e.1.3 Consumer protection agencies

TIM is a party to legal and administrative lawsuits filed by the Public Prosecutor's Office, Procon and other consumer protection agencies, arising from consumer complaints, in which, and among other topics, discusses: (i) alleged failures in the provision of network services; (ii) alleged failure in the delivery of handsets; (iii) alleged non-compliance with state laws; (iv) hiring model and alleged improper charges of Value-Added Services-VAS; (v) alleged violations of the SAC decree; (vi) alleged contractual violations; and (vii) blocking of data.

e.1.4 Former trading partners

TIM is a defendant in actions proposed by several former trading partners in which are claimed, among others, values based on alleged contractual defaults.

e.1.5 Social and environmental and infrastructure

The Company is a party to lawsuits involving various agents that discuss aspects related to (1) environmental licensing and structure licensing (installation/operation) and (2) (i) electromagnetic radiation emitted by Telecom structures; (ii) renewal of land leases for site installation; (iii) dumping on leased land for site installation; (iv) presentation of registering data, among others.

e.1.6 Other

TIM is a defendant in other actions of essentially non-consumer objects proposed by the most diverse agents from those described above, in which, among others, it is discussed: (i) amounts supposedly due as a result of share subscription; (ii) claims for civil liability indemnification; (iii) alleged breach of contract.

e.2. Labor and Social Security

e.2.1. Social Security

The Company is a defendant in proceedings referring to the legal difference regarding the levy of social security contributions discussed in the court, related to 2005-2011, as well as claims that discuss the joint responsibility in the restated total amount of R$ 110,426 (R$ 113,315 on December 31, 2023).

e.2.2. Labor

There are 2,018 Labor claims on December 31, 2024 (3,102 on December 31, 2023) filed against the Company and with possible risk, concerning claims involving former employees and employees of service providers in the amount of updated R$ 267,860 (R$ 287,512 on December 31, 2023). We highlight the existence of labor claims filed by former employees of the Docas economic group (Gazeta Mercantil, JB do Brasil, etc.). These plaintiffs filed lawsuits requesting the inclusion of Holdco (former controlling shareholder of Intelig – currently TIM S.A.) or TIM Participações (merged by TIM S.A.) as joint and several defendants, requesting payment of the court decision by TIM, due to the alleged formation of economic group.

e.3. Tax

	2024	2023

	22,239,407	19,236,989

Federal taxes (e.3.1)	5,084,626	3,139,640
State taxes (e.3.2)	11,106,211	10,438,811
Municipal taxes (e.3.3)	1,876,629	1,712,988
FUST, FUNTTEL and EBC (e.3.4)	4,171,941	3,945,550

The values presented are corrected, in an estimated way, based on the SELIC index. The historical amount involved corresponds to R$ 15,041,050 (R$ 13,095,822 on December 31, 2023).

e.3.1. Federal taxes

The total amount assessed against the Company in relation to federal taxes is R$ 5,084,626 on December 31, 2024 (R$ 3,139,640 on December 31, 2023). Of this value, the following discussions stand out mainly:

(i)	Allegation of alleged incorrect use of tax credits for carrying out a reverse merger, amortization of goodwill paid on the acquisition of cell phone companies, deduction of goodwill amortization expenses, exclusion of goodwill reversal, other reflections and disallowances of compensations and deductions paid by estimate, allegedly improper use of the SUDENE benefit due to lack of formalization of the benefit at the Internal Revenue Service (RFB), and failure to pay IRPJ and CSLL due by estimate. The amount involved is R$ 1,836,078 (R$ 1,711,566 on December 31, 2023). The Company was notified of the decision on April 28, 2021 and, as a result, the partial success of R$ 1.4 billion was confirmed.

(ii)	In the third and fourth quarters of 2024, there was a lawsuit filed related to the use of PIS and COFINS credits arising from the exclusion of ICMS from the respective calculation bases, converting it into any amount due given the offsetting made. The amount involved with possible risk is R$ 1,599,761.

(iii)	Methodology for offsetting tax losses, negative bases and other federal credits. The amount involved is R$ 259,073 (R$ 255,912 on December 31, 2023).

(iv)	Collection of CSLL on currency changes arising from swap transactions accounted for by the cash regime. The amount involved is R$ 81,398 (R$ 77,697 on December 31, 2023).

(v)	Collection of taxes on income of residents abroad, including those remitted by way of international roaming and payment to unidentified beneficiaries, as well as the collection of CIDE on payment of royalties on remittances abroad, including remittances by way of international roaming. The amount involved is R$ 289,098 (R$ 318,365 on December 31, 2023).

(vi)	Collection of IRPJ, PIS/COFINS and CSLL debits arising from non-homologation or partial homologation of compensations made by the company from credits of withholding taxes on interest earning bank deposits and negative balance of IRPJ. The amount involved is R$ 331,962 (R$ 316,675 on December 31, 2023).

(vii)	Disallowance of PIS/COFINS credits on inputs - expenses and costs that, according to the Company’s assessment, were intrinsically related to its operational activity. The amount involved is R$ 310,737 (with no correspondence on December 31, 2023).

The amounts not described above refer to several discussions on related federal taxes, but not limited to, charges unduly linked to Jornal do Brasil Group, difference of interpretation regarding the rules contained in Law 9718/98, goodwill breakdowns and calculation of estimates, taxation on onerous transfer of network media, difference in withholding income tax (IRRF) rate, in addition to other immaterial topics.

e.3.2. State taxes

The total amount charged against TIM S.A. in respect of state taxes on December 31, 2024 is R$ 11,106,211 (R$ 10,438,811 on December 31, 2023). Of this value, the following discussions stand out mainly:

(i)	Non-inclusion in the ICMS calculation basis of unconditional discounts offered to customers, as well as a fine for the alleged failure to comply with a related accessory obligation. The amount involved is R$ 1,422,103 (R$ 1,338,672 on December 31, 2023).

(ii)	Use of tax benefit (program for the promotion of integrated and sustainable economic development of the Federal District - PRÓ-DF) granted by the taxing entity itself, but later declared unconstitutional, as well as alleged improper credit of ICMS arising from the interstate purchase of goods with tax benefit granted in the state of origin. The amount involved is R$ 490,283 (R$ 435,326 on December 31, 2023).

(iii)	Credit reversal, disallowance of extemporaneous credits, and entries related to acquisitions of permanent assets. The amount involved is R$ 830,234 (R$ 782,497 on December 31, 2023).

(iv)	Charge on ICMS debit chargebacks resulting from the identification and documentary support of values and information released in customer accounts, as well as on credits granted as prepayment of future surcharges (special credit), exempt and untaxed operations, and other non-taxable credits, as well as collections and disallowance of ICMS credits related to operations subject to the tax substitution regime. On December 31, 2024, the involved amount is R$ 4,511,091 (R$ 4,304,655 on December 31, 2023).

(v)	Use of credit in the acquisition of electricity directly employed in the production process of companies. The amount involved is R$ 77,999 (R$ 134,165 on December 31, 2023).

(vi)	Alleged conflict between the information contained in ancillary obligations and the collection of the tax, as well as specific questioning of fine for non-compliance with ancillary obligations. The amount involved is R$ 1,122,373 (R$ 996,002 on December 31, 2023).

(vii)	Alleged lack of collection of ICMS due to the gloss of chargebacks and moment of taxation related to the prepaid service, improper credit of ICMS in the outputs of goods allegedly benefited with decrease of the calculation basis, as well as an allegation of improper non-inclusion of Value-Added Services (VAS) of the ICMS calculation basis. The amount involved is R$ 1,041,955 (R$ 726,364 on December 31, 2023).

(viii)	Launch of credits related to the return of mobile devices lent on loan. The amount involved is R$ 165,459 (R$ 148,465 on December 31, 2023).

(ix)	Collection of ICMS related to subscription services and their alleged improper non-inclusion in the ICMS calculation base due to their nature. The amount involved is R$ 241,433 (R$ 339,088 on December 31, 2023).

The values not highlighted refer to several discussions on state taxes involving, but not limited to, to the crediting coefficient applied to acquisitions of permanent assets, credits arising from financial and non-telecom items unduly taxed in the “Other OCCs” (Other Credits and Charges) field, other exempt and non-taxed interstate operations, the rate differential (DIFAL), the special regime provided for in Agreement 128/10 and 17/13, the rules for issuing invoices regulated in Agreement 55/05, in addition to other less important topics.

e.3.3. Municipal taxes

The total assessed amount against TIM S.A. regarding municipal taxes with possible risk is R$ 1,876,629 on December 31, 2024 (R$ 1,712,988 on December 31, 2023). Of this value, the following discussions stand out mainly:

(i)	Collection of ISS, as well as the punitive fine for the absence of the supposed tax due, on several revenue accounts of the company. The amount involved is R$ 1,558,393 (R$ 1,431,623 on December 31, 2023).

(ii)	Collection of ISS on importation of services or services performed in other municipalities. The amount involved is R$ 98,781 (R$ 93,172 on December 31, 2023).

(iii)	Constitutionality of the collection of the functioning supervision fee (TFF -Taxa de Fiscalização do Funcionamento) by municipal authorities of different localities. The amount involved is R$ 170,074 (R$ 143,150 on December 31, 2023).

e.3.4. Regulatory taxes

The total amount charged against the TIM Group in relation to the contributions to FUST, FUNTTEL, TFI, FISTEL and EBC with a possible risk rating is R$ 4,171,941 (R$ 3,945,550 on December 31, 2023). The main discussion involves the collection of the contribution to FUST and FUNTTEL (Fund for the technological development of Telecommunications) from the issuance by ANATEL of Sum number 07/2005, aiming, among others, and mainly, the collection of the contribution to FUST and FUNTTEL on interconnection revenues earned by mobile telecommunications service providers, from the validity of Law 9998/2000.

e.4. Regulatory

ANATEL filed administrative proceedings against the Company for: (i) non-compliance with certain quality indicators; (ii) non-compliance with other obligations derived from the terms of authorization; and (iii) non-compliance with the SMP, SCM and STFC regulations, among others.

On December 31, 2024, the value indicated for the PADOs (procedure for determining non-compliance with obligations), considering the inflation adjustment, classified with possible risk was R$ 313,115 (R$ 201,683 on December 31, 2023).

On June 18, 2020, ANATEL's Board of Directors unanimously approved TIM's conduct adjustment term (TAC) 001/2020, which had been negotiated since 2014 with the regulator.

On June 19, 2020, the Board of Directors of the Company approved such a TAC after final deliberation of the regulator and the signing of the term took place on June 25 of the same year. The agreement covers sanctions totaling approximately R$ 639 million (updated at the time), filed as a result of commitments represented in improvement actions related to the macro-topics “Quality”, “Access Expansion”, “Rights and Guarantees of Users” and “Inspection”.

The Term included actions to improve three pillars of action-customer experience, quality and infrastructure - through initiatives associated with improvements in the licensing process of stations, efficient use of numbering resources, evolution of digital service channels, decrease of Complaint Rates, repair of users and strengthening of transport and access networks, among others. In addition, it contemplates the additional commitment to bring mobile broadband, through the 4G network, to 350 municipalities with less than 30 thousand inhabitants thus reaching more than 3.4 million people. The new infrastructure was implemented in less than three years – more than 99% of the municipalities were served in the first two years and with the Company guaranteeing the sharing regime with the other operators. The service for 350 municipalities was certified by Anatel in June 2023.

In June 2024, TIM’s Conduct Adjustment Term (TAC) ended. However, due to the adverse climate event that affected the state of Rio Grande do Sul in the months of April and May 2024, for 19 municipalities located in that state, the service deadline was extended in this particular case until September 30, 2024. The new Amendment to the TAX was already formalized between the parties, and the Company has adopted all the measures aimed at complying with this last deadline agreed with the Agency.

The Company will continue to fully implement internal monitoring mechanisms to meet inspection needs and proof of compliance with obligations and commitments.

The Company has reported its understanding to Anatel in cases where the Agency indicates signs of non-compliance in the Procedures for Assessing the Non-Compliance with a Schedule Item (PADIC) that may be implemented.

Regarding the extension of the term of the authorizations to use the radio frequencies associated with the SMP, the Company becomes liable for the contractual burden on the net revenue arising from the service plans marketed under each authorization. However, since 2011 ANATEL began to include in the basis of calculation of said burden also the revenues obtained with interconnection, and from 2012, and subsequent years, the revenues obtained with Value-Added Services, among others. In the company's opinion, the inclusion of such revenues is improper because it is not expressly provided for in the terms of original authorizations, so the collections received are discussed in the administrative and/or judicial sphere.